TRADE RECEIVABLES AND OTHER ASSETS - Schedule of Aging Of Past Due Trade Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables, Aging [Line Items]
Less: provision for ECL	$ (2)	$ (2)	$ (3)
Trade receivables	256	222	205
Trade receivables, net	254	220	202
Past Due
Trade Receivables, Aging [Line Items]
Trade receivables	21	12	13
Up to three months past due
Trade Receivables, Aging [Line Items]
Trade receivables	17	8	6
Three to six months past due
Trade Receivables, Aging [Line Items]
Trade receivables	3	0	1
Over six months past due
Trade Receivables, Aging [Line Items]
Trade receivables	1	4	6
Not due and not impaired
Trade Receivables, Aging [Line Items]
Trade receivables	$ 235	$ 210	$ 192